UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-08002

KOREA EQUITY FUND, INC.

2 World Financial Center, Building B, New York, N.Y. 10281

Nomura Asset Management U.S.A. Inc.
2 World Financial Center, Building B, New York, N.Y. 10281

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:	October 31, 2008

Date of reporting period:	April 30, 2008

ITEM 1. REPORT TO SHAREHOLDERS

KOREA EQUITY FUND, INC.

June 23, 2008

To Our Shareholders:

We are pleased to present the Semi-Annual Report of Korea Equity Fund, Inc. (the “Fund”) for the six months ended April 30, 2008.

The Net Asset Value per share (“NAV”) of the Fund on April 30, 2008 was $12.97, representing a decrease of 21.0% during the six months ended April 30, 2008.  The closing market price of the Fund on the New York Stock Exchange was $11.40, representing a decrease of 25.9% over the same period.  On April 30, 2008, the discount to the NAV was 12.1%.  The Fund’s net assets amounted to $145,405,648 on April 30, 2008.

During the six months ended April 30, 2008, the Korea Composite Stock Price Index (“KOSPI”) decreased from 2,064.85 to 1,825.47 or 11.6%, in local currency terms.  Including the South Korean Won (“Won”) depreciation of 10.5%, this represents a total decrease of 20.8% in United States (“U.S.”) dollar terms.  The Fund underperformed the KOSPI, in U.S. dollar terms, by 0.2% during the six months ended April 30, 2008.

For the quarter ended April 30, 2008, the KOSPI gained 5.4% in U.S. dollar terms, and the NAV of the Fund increased by 5.9%.  The Fund outperformed the KOSPI, in U.S. dollar terms, by 38 basis points during the quarter ended April 30, 2008.

South Korean Economy

Fundamentals of the South Korean economy remain strong.  Gross Domestic Product (“GDP”) growth for 2007 was reported at 5.0%, maintaining a healthy growth rate close to the 5.1 % recorded for 2006.  On a quarterly basis, GDP growth for the first quarter of 2008 was 5.7%, unchanged from the fourth quarter of 2007.  Export growth continues to hold up around the double-digit levels due to the strong demand from China and the Middle East.  Moreover, the recent sharp weakening of the Won was beneficial as it strengthened the competitiveness of South Korean exports.  Domestically, rising commodity and oil prices led to a rise in inflation above the Bank of Korea’s target range of 2.5% to 3.5%.  Consequently, consumer confidence experienced a slight weakening towards the end of the review period, although retail sales numbers have remained strong so far.

On the political front, Lee Myung Bak as the presidential candidate representing the Grand National Party (“GNP”) garnered 48.7% of votes in the 17th presidential election on December 19, 2007, winning a land-slide victory against rival parties.  Given his background as former CEO of Hyundai Engineering & Construction Co., Ltd. and his track record as mayor of Seoul, Mr. Lee is well regarded for his pro-business attitude and market oriented measures.  Subsequently, the GNP won a majority of 153 seats out of a total of 299 seats in the parliamentary elections on April 9, 2008.  On the North Korea nuclear issue, Pyongyang missed the end of 2007 deadline to give a full declaration of its nuclear programs, citing a delay in the delivery of energy aid promised under the disarmament deal.  There have been no significant developments on this issue since.

South Korean Stock Market

The six-month period ended April 30, 2008 witnessed a decline in confidence and liquidity in the U.S. financial markets due to the subprime crisis and the unfolding of leverage through derivative instruments by investment banks.  The South Korean stock market was not immune to the weakness in global stock markets and declined 11.6% in local currency terms over the past six months.  Since negative news was mainly external, foreign investors were largely responsible for the selling pressure, and cyclical sectors in particular bore the brunt of the profit taking.  These include the Machinery, Construction, Chemical, Steel, and Transportation Equipment sectors, which had a great run in the preceding twelve months.  Most of these sectors were hurt by rising in-put costs, which could have a negative impact on their margins.  Escalating oil prices triggered concerns on the earnings of chemical producers as chemical margins could be eroded by high oil prices.  Similarly, the Steel sector suffered as new iron ore contracts were set at prices about 65% higher, while coal prices were about 210% higher than last year.  Thus, investors were worried that the increase in steel product prices was not sufficient to offset the increase in raw material costs.  At the same time, the global increase in steel prices and other raw materials for shipbuilders and construction companies undermined the performance of these sectors.  Finally, concerns that new orders could start to weaken also hurt some sectors, including Machinery, Construction, and Shipbuilding.

On the other hand, bargain hunting was evident in the Technology sector after it had underperformed the KOSPI significantly in the preceding 18 months.  The sharp weakening of the Won against the U.S. dollar, the Japanese Yen, and the Taiwan dollar had a positive impact on the earnings of South Korean technology companies.  As net exporters, the South Korean technology companies will be able to realize more Won when repatriating sales in U.S. dollars.

Moreover, South Korea’s main competitors are from Japan and Taiwan, so a weaker Won against the Japanese Yen and Taiwan dollar will benefit the South Korean producers in terms of price competitiveness.  As a result, investor interest returned to the Technology sector.

Portfolio Management Activity

In terms of sectors, the Fund raised exposure to the Technology sector by increasing the weighting in Samsung Electronics Co., Ltd. After the Technology sector under-performed the market for the last 18 months, the Fund believes investors have already discounted most of the bad news in that sector.  At the same time, there are signs that the sector is bottoming out, with major players exercising supply and capital expenditure constraints.  On the other hand, the Fund reduced the exposure to the Machinery sector so as to reduce the exposure to cyclical stocks given the slower global economic growth outlook.

As for stock selection decisions, within the Construction sector, the Fund made a switch from GS Engineering & Construction Corp. to Hyundai Development Company.  After a strong relative performance by GS Engineering & Construction Corp. over the past two years as well as worries about rising costs in their overseas business, the valuation of Hyundai Development Company seemed more attractive.  Hyundai Development Company is also well-positioned to benefit from the deregulation of the property market by the new government as more than 60% of their sales come from domes-tic housing.  Furthermore, they acquired their land bank at cheap prices allowing them to achieve better margins than other construction companies.  In the Transportation Equipment sector, the Fund disposed of Hanjin Heavy Industries & Construction Holdings Co., Ltd. and switched to Hyundai Heavy Industries Co., Ltd. as Hanjin Heavy Industries & Construction Holdings Co., Ltd.’s execution in their construction division is showing sub-par performance.  Fundamentals of Hyundai Heavy Industries Co., Ltd. remain strong with a backlog of more than three years, which should ensure the stability of earnings growth for the next two years.  Finally, the Fund sold LG Dacom Corporation given that the closer working relationship between SK Telecom Co., Ltd. and Hanarotelecom, Inc. is likely to worsen the competitive operating environment for the company.

Investment Strategy

The South Korean economy is expected to register a healthy growth rate of about 4% to 5% in 2008.  Export growth is expected to remain resilient as the weakening exports to the U.S. and other advanced countries should be balanced by stronger export growth to China, the Middle East, and other developing countries.  Despite the recent weakness in the Consumer Confidence Index, improvements in same store sales growth for department and discount stores have been stronger than expected so far.  Moreover, the new administration, which was elected due to the popularity of its economic policies, is already planning to pump prime the economy.  In addition to lower taxes, the new government also pledged to use the huge budget surplus gained last year for boosting the domestic economy.  On the whole, economic growth in South Korea is expected to remain healthy in 2008.

The South Korean stock market has entered the initial stages of a market decline.  Despite the healthy fundamentals of the economy, aided by the structural fund flows from domestic investors, the strong historical relationship with the U.S. stock market has caused foreign investors to sell their South Korean exposures aggressively.  However, one good thing to note is that there seems to be some stabilization in the U.S. stock market.  The Financial sector in the U.S. continues to report disappointing numbers, still affected by asset write-downs.  But results announcements from other sectors seem to be somewhat resilient, partly due to their exposure to overseas markets.  On the back of this trend, investors could start to recognize the strong fundamentals of South Korean companies.  Coupled with the ongoing structural inflows from domestic retail investors and positive new flows from the government, the Fund is relatively positive on the outlook in the near-term.

Securities Lending Program

The Board of Directors has authorized the Fund to engage in a securities lending pro-gram and has approved the selection of Brown Brothers Harriman & Co. as the Fund’s securities lending agent to administer the Fund’s participation in this program.  As part of the program, borrowers will be required to pledge cash collateral (or other high quality collateral) to the Fund in an amount at least equal to 100% of the market value of the securities loaned.

While the Fund expects to benefit from securities lending by increasing its investment income, there are certain risks and special considerations involved in these transactions.  For example, there is borrower default risk, cash collateral investment risk and security return risk (e.g., where the Fund is unable to recall a security to exercise voting rights).

As a result of securities lending transactions, the Fund will acquire collateral from borrowers as described above.  The Fund expects to invest this collateral in short-term money market instruments or a money market fund and not in Korean equity securities since the Fund will be required to re-turn the collateral promptly on termination of a particular loan.

The collateral will be considered part of the Fund’s total assets while it is held by the Fund.  However, since the collateral will not be available for investment in Korean equity securities in accordance with the Fund’s investment policies, the Fund will exclude the collateral from the Fund’s total assets for purposes of the Fund’s investment policy that it invest at least 80% of its total assets in equity securities of Korean companies.

We appreciate your continuing support of your Fund.

Sincerely,
Shigeru Shinohara
President

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s Website at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-833-0018; and (2) on the Securities and Exchange Commission’s web site at http://www.sec.gov.  Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling toll-free 1-800-833-0018; and (2) on the Securities and Exchange Commission’s web site at http://www.sec.gov.

SHAREHOLDERS ACCOUNT INFORMATION

Shareholders whose accounts are held in their own name may contact the Fund’s transfer agent, Computershare Investor Services at (800) 426-5523 for information concerning their accounts.

INTERNET WEBSITE

Nomura Asset Management U.S.A. Inc. has established an Internet Website which high-lights its history, investment philosophy and process and products, which include the Fund.  The Internet web address is www.nomura.com.  We invite you to view the Internet Website.

KOREA EQUITY FUND, INC.

FUND HIGHLIGHTS—APRIL 30, 2008
(Unaudited)

KEY STATISTICS:
Net Assets	$145,405,648
Net Asset Value per Share	$12.97
Closing NYSE Market Price	$11.40
Percentage decrease in Net Asset Value per Share*	(21.0%)
Percentage decrease in NYSE Market Price*	(25.9%)

MARKET INDEX:	SOUTH KOREAN WON	U.S.$
Percentage decrease in Korea Composite Stock Price Index*	(11.6%)	(20.8%)
*From November 1, 2007 through April 30, 2008

ASSET ALLOCATION:
Korean Equity Securities	96.8%
Other Assets Less Liabilities, Net	3.2%
Net Assets	100.0%

INDUSTRY DIVERSIFICATION:
	% of Net Assets		% of Net Assets
Consumer Electronics	21.8	Transportation	4.7
Services	16.6	Automotive Equipment and Parts	4.5
Miscellaneous and Manufacturing	13.9	Retail	4.4
Banking and Financial Services	12.4	Oil and Gas	2.4
Iron and Steel	8.9	Machinery and Machine Tools	1.0
Food and Beverages	6.2

TEN LARGEST EQUITY HOLDINGS BY MARKET VALUE:
Issuer	Market Value	% of Net Assets
Samsung Electronics Co., Ltd.	$16,441,897	11.3
POSCO	12,899,553	8.9
LG Electronics Inc.	10,161,024	7.0
Samsung Fire & Marine Insurance Co., Ltd.	9,689,784	6.7
Hyundai Heavy Industries Co., Ltd.	5,802,038	4.0
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	5,511,857	3.8
Hyundai Mobis	5,139,821	3.5
LG Display Co., Ltd.	5,130,201	3.5
Hyundai Development Company	4,780,015	3.3
Kookmin Bank	4,358,229	3.0

KOREA EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS
APRIL 30, 2008
(Unaudited)

	Shares	Cost	Market Value	% of Net Assets
KOREAN EQUITY SECURITIES
Automotive Equipment and Parts
Hyundai Mobis	56,250	$3,963,770	$5,139,821	3.5
Automotive service components
Hyundai Motor Company	17,300	613,921	1,455,213	1.0
Passenger cars, trucks, auto parts and commercial vehicles
Total Automotive Equipment and Parts		4,577,691	6,595,034	4.5

Banking and Financial Services
Hana Financial Group Inc.	53,934	1,141,815	2,431,923	1.7
Commercial bank
Kookmin Bank	62,708	3,653,260	4,358,229	3.0
Commercial bank
Macquarie Korea Infrastructure Fund	459,000	3,379,556	2,961,879	2.0
Investment company
Samsung Card Co., Ltd.	53,000	2,530,107	2,940,491	2.0
Credit card services
Shinhan Financial Group Co., Ltd.	69,500	2,208,578	4,001,044	2.8
Consumer and commercial-related financial services
Woori Finance Holdings Co., Ltd.	64,700	1,778,673	1,267,303	0.9
Diversified finance services
Total Banking and Financial Services		14,691,989	17,960,869	12.4

Consumer Electronics
LG Electronics Inc.	65,300	4,031,986	10,161,024	7.0
Digital display equipment
LG Display Co., Ltd.	117,000	4,568,832	5,130,201	3.5
Digital display equipment
Samsung Electronics Co., Ltd.	23,258	7,214,096	16,441,897	11.3
Consumer electronics, computers and telecommunications
Total Consumer Electronics		15,814,914	31,733,122	21.8

Food and Beverages
CJ Corp.	34,600	2,819,767	2,752,174	1.8
Processed food products
Hite Brewery Co., Ltd.	29,000	3,863,484	3,416,853	2.4
Alcoholic and non-alcoholic beverages
Lotte Chilsung Beverage Co., Ltd.	2,500	2,713,688	2,856,078	2.0
Alcoholic and non-alcoholic beverages
Total Food and Beverages		9,396,939	9,025,105	6.2

Iron and Steel
POSCO	26,450	4,780,835	12,899,553	8.9
Hot and cold rolled steel products

Machinery and Machine Tools
TSM Tech Co. Ltd.	88,164	2,548,458	1,459,538	1.0
Industrial machinery

Miscellaneous Manufacturing
Hynix Semiconductor Inc.†	76,000	$1,794,127	$2,025,155	1.4
Semiconductors
Hyundai Development Company	75,000	5,462,866	4,780,015	3.3
Apartment and housing construction
Hyundai Heavy Industries Co., Ltd.	16,300	5,493,277	5,802,038	4.0
Shipbuilding
KT&G Corporation	21,500	540,456	1,774,298	1.1
Cigarettes and other tobacco products
LG Fashion Corp.	98,000	2,927,824	2,840,368	2.0
Apparel
STX Engine Co., Ltd.	67,500	2,043,114	3,013,423	2.1
Diesel and specific engines for ships and munitions
Total Miscellaneous Manufacturing		18,261,664	20,235,297	13.9

Oil and Gas
SK Energy Co., Ltd.	15,492	763,451	1,894,622	1.3
Refines, markets, and distributes oil
S-Oil Corporation	23,000	1,116,343	1,548,198	1.1
Petroleum and related products
Total Oil and Gas		1,879,794	3,442,820	2.4

Retail
CJ Home Shopping	35,000	2,557,721	2,147,154	1.4
Miscellaneous products
Shinsegae Co., Ltd.	6,660	1,426,328	4,304,251	3.0
Department store chain
Total Retail		3,984,049	6,451,405	4.4

Services
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	127,000	4,703,195	5,511,857	3.8
Shipbuilding
GS Engineering & Construction Corp.	21,000	2,007,303	3,079,791	2.1
Contracts civil engineering and architectural works
Infopia Co., Ltd.	40,000	3,202,616	1,879,195	1.3
Patient monitoring equipment
LG Corp.	48,000	1,324,353	3,985,086	2.7
Holding company
Samsung Fire & Marine Insurance Co., Ltd.	44,500	7,600,717	9,689,784	6.7
Non-life insurance
Total Services		18,838,184	24,145,713	16.6

Transportation
Hanjin Shipping Co., Ltd.	71,700	2,604,479	3,065,474	2.1
Marine transportation
Korean Air Lines Co., Ltd.	71,000	6,185,759	3,812,081	2.6
Air transportation services
Total Transportation		8,790,238	6,877,555	4.7
TOTAL KOREAN EQUITY SECURITIES		103,564,755	140,826,011	96.8
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust		3,363,000	3,363,000	2.3
TOTAL INVESTMENTS		$106,927,755	$144,189,011	99.1
OTHER ASSETS LESS LIABILITIES, NET			1,216,637	0.9
NET ASSETS			$145,405,648	100.0

†Non-income producing security.

Portfolio securities and foreign currency holdings were translated at the following exchange rate as of April 30, 2008.

South Korean won	KRW	1,005.75=USD$1.00

See notes to financial statements.

KOREA EQUITY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2008
(Unaudited)
ASSETS:
Investments in securities, at market value (cost – $106,927,755 – including investment of cash collateral of securities loaned of $3,363,000)	$144,189,011
Receivable for dividends and interest, net of withholding taxes	137,598
Prepaid expenses	19,926
Cash and cash equivalents	4,698,976
Total Assets	149,045,511

LIABILITIES:
Payable for collateral for securities on loan	3,363,000
Accrued management fee	105,231
Other accrued expenses	171,632
Total Liabilities	3,639,863

NET ASSETS:
Capital stock (par value of 11,212,000 shares of capital stock outstanding, authorized 100,000,000, par value $0.10 each)	1,121,200
Paid-in capital	100,622,091
Accumulated net realized gain on investments and foreign currency transactions	5,447,075
Unrealized net appreciation on investments and foreign exchange	37,257,984
Accumulated net investment income	957,298
Net Assets	$145,405,648
Net asset value per share	$12.97

See notes to financial statements.

KOREA EQUITY FUND, INC.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2008
(Unaudited)

INCOME:
Dividend income (less $360,078 of withholding taxes)	$1,854,509
Interest income	78,084
Total income		$1,932,593

EXPENSES:
Management fee	637,120
Legal fees	101,000
Custodian fees	70,500
Directors’ fees and expenses	54,600
Auditing and tax reporting fees	42,770
Shareholder reports	25,480
Annual meeting expenses	14,560
Registration fees	13,650
Insurance expenses	5,740
Miscellaneous fees	5,505
Transfer agency fees	4,370
Total Expenses		975,295
INVESTMENT INCOME – NET		957,298

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Realized gain (loss) on investments and foreign currency transactions:
Net realized gain on investments		13,097,507
Net realized loss on foreign exchange		(147,378)
Net realized gain on investments and foreign exchange		12,950,129
Change in net unrealized depreciation on investments		(41,161,616)
Change in net unrealized depreciation on translation of foreign currency and other assets and liabilities denominated in foreign currency		(11,469,514)
Net realized and unrealized loss on investments and foreign exchange		(39,681,001)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS		$(38,723,703)

See notes to financial statements.

KOREA EQUITY FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2008 (Unaudited	For the Year Ended October 31, 2007
FROM INVESTMENT ACTIVITIES:
Net investment income	$957,298	$275,262
Net realized gain on investments	13,097,507	12,691,753
Net realized loss on foreign exchange	(147,378)	(56,611)
Change in net unrealized appreciation (depreciation) on investments and foreign exchange	(52,631,130)	50,553,508
Increase (decrease) in net assets derived from investment activities	(38,723,703)	63,463,912

FROM CAPITAL SHARE TRANSACTIONS:
Net asset value of shares issued to shareholders on rights offering	0	25,813,148
Increase in net assets derived from capital share transactions	0	25,813,148

NET ASSETS:
Beginning of period	184,129,351	94,852,291
End of period	$145,405,648	$184,129,351

See notes to financial statements.

KOREA EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

April 30, 2008

1.	Significant Accounting Policies

Korea Equity Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end investment management company.  The Fund was incorporated in Maryland on September 7, 1993 and investment operations commenced on December 3, 1993.  The Fund’s investment objective is to seek long-term capital appreciation through investments primarily in equity securities of Korean equities.  The following is a summary of significant accounting policies followed by the Fund.  In the opinion of management, all material adjustments, consisting of normal recurring adjustments, considered necessary for a fair presentation have been included.

(a) Valuation of Securities—Investments traded on stock exchanges are valued at the last sale price on the principal market on which such securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.  Securities traded in the over-the-counter market (as opposed to the OTC market for foreign investors in South Korea) are valued at the last reported sales price as of the close of business on the day the securities are being valued or, if none is available, at the mean of the bid and offer price at the close of the day or, if none is available, at the last reported sales price available to the Fund.  Securities for which market quotations are not readily available and certain restricted securities are valued in good faith at fair value using methods determined by the Board of Directors.  Short-term debt securities which mature in 60 days or less are valued at amortized cost if their original maturity at the date of purchase was 60 days or less, or by amortizing their value on the 61st day prior to maturity if their term to maturity at the date of purchase exceeded 60 days.  Securities and other assets, including futures contracts and related options, are stated at market value or otherwise at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

(b) Foreign Currency Transactions—Transactions denominated in South Korean won (“Won”) are recorded in the Fund’s records at the prevailing rate at the time of the transaction.  Asset and liability accounts that are denominated in Won are adjusted to reflect the current exchange rate at the end of the period.  Trans-action gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of foreign currency transactions are included in the results of operations for the current period.

The net assets of the Fund are presented at the exchange rate and market values at April 30, 2008.  The Fund isolates that portion of the results of operations arising as a result of changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held at April 30, 2008.  Net realized foreign exchange gains or losses include gains or losses arising from sales of portfolio securities, sales and maturities of short-term securities, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the United States dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains or losses

KOREA EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

April 30, 2008

includes gains or losses arising from changes in the value of assets and liabilities including investments in securities at April 30, 2008, resulting from changes in the exchange rate.

(c) Security Transactions, Investment Income, Distributions to Shareholders—Security trans-actions are accounted for on the trade date.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Realized gains and losses on the sale of investments are calculated on a First In, First Out basis.

Distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles.  To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition— “temporary”), such accounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions which exceed net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net realized capital gains.

Pursuant to a securities lending agreement with Brown Brothers Harriman & Co., the Fund may lend securities to qualified institutions.  It is the Fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned.  It is the Fund’s policy that collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times.  Collateral is provided in the form of cash, which be invested in certain money market funds.  The Fund is en-titled to receive all income on securities loaned, in addition to a portion of the income earned as a result of the lending transaction.  Although each security loan is fully collateralized, there are certain risks.  During the period ended April 30, 2008, Brown Brothers Harriman & Co., earned $61 from lending fund portfolio securities, pursuant to the securities lending agreement.

(d) Capital Account Reclassification—For the year ended October 31, 2007, permanent differences result in a net decrease in accumulated net investment decreased by $56,611 and a corresponding decrease in accumulated net realized loss on investments and foreign currency transactions of $56,611.  The adjustment was primarily a result of the reclassification of foreign exchange losses and had no impact on net assets.

(e) Income Taxes—A provision for United States income taxes has not been made since it is the intention of the Fund to qualify as a regulated investment company under the Internal Revenue Code and to distribute within the allowable time limit all taxable income to its shareholders.

Under South Korean tax laws, a withholding tax is imposed on dividends and interest in-come at the rate of 16.5% and 13.2%, respectively, and such withholding taxes are reflected as a reduction of the related revenue.  There is no withholding tax on realized gains.

(f) Subscription for New Shares—As part of their annual corporate action matters, certain South Korean companies offer rights

See notes to financial statements.

KOREA EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

April 30, 2008

to their shareholders to subscribe to new shares which are eligible for a portion of the dividends paid on existing shares in the year of subscription.  The Fund normally subscribes to such new share offerings by South Korean companies.

(g) Use of Estimates in Financial Statement Preparation—The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(h) Concentration of Risk—A significant portion of the Fund’s net assets consists of South Korean securities which involve certain considerations and risks not typically associated with investments in the United States.  In addition to the smaller size, less liquidity and greater volatility, the South Korean securities market is less developed than the U.S. securities market and there is often substantially less publicly available information about South Korean issuers than there is about U.S. issuers.  Future economic and political developments in South Korea could adversely affect the liquidity or value, or both, of securities in which the Fund is invested.  Further, the Fund may be exposed to currency devaluation and other exchange rate fluctuations.

(i) Indemnifications—Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising from the performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

2.	Management Agreement and Transactions With Affiliated Persons

Nomura Asset Management U.S.A. Inc. (the “Manager”) acts as the Manager of the Fund pursuant to a management agreement.  Under the agreement, the Manager provides all office space, facilities and personnel necessary to perform its duties.  Pursuant to such management agreement, the Manager has retained its parent company, Nomura Asset Management Co., Ltd. (“NAM”), as investment adviser for the Fund and effective July 24, 2001, the share-holders approved NAM retaining its wholly-owned subsidiaries Nomura Asset Management Hong Kong Limited (“NAM-Hong Kong”) and Nomura Asset Management Singapore Limited (“NAM-Singapore”) as investment sub-advisers for the Fund.

As compensation for its services to the Fund, the Manager receives a monthly fee computed at the annual rate of 0.85% of the Fund’s average weekly net assets.  This annual rate became effective as of September 1, 2006 pursuant to an amendment of the Fund’s management agreement with the Manager.  For the period from September 1, 2005 through August 31, 2006, the Manager voluntarily reduced its fee under such agreement from 1.10% of the Fund’s average weekly net assets to 0.85% of such assets.  Under the management agreement, the Fund paid or accrued fees, to

See notes to financial statements.

KOREA EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

April 30, 2008

the Manager of $637,120 for the period ended April 30, 2008.

Under the Investment Advisory Agreement, the Manager informed the Fund that NAM received fees of $167,993 from the Manager for the period ended April 30, 2008.  In addition, NAM-Hong Kong and NAM-Singapore received fees of $34,454 and $172,269, respectively from NAM.  At April 30, 2008, the management fee payable to the Manager by the Fund was $105,231.

Certain officers and/or directors of the Fund are officers and/or directors of the Manager.  The Fund pays each Director not affiliated with the Manager an annual fee of $10,000 plus $1,000 per meeting attended, together with such Director’s actual expenses related to attendance at meetings.  Mr. Barker, who has been designated by the Directors not affiliated with the Fund to serve as Lead Director, is paid an additional $5,000, effective June 2005.  Such fees and expenses for the unaffiliated Directors aggregated $54,600 for the six months ended April 30, 2008.

3.	Purchases and Sales of Investments

Purchases and sales of investments, exclusive of investments in foreign currency and short-term securities, for the six months ended April 30, 2008 were $36,845,527 and $35,031,716, respectively.

4.	Rights Offering

The Fund issued to its shareholders of record as of the close of business on January 19, 2007 transferable Rights to subscribe for up to an aggregate of 2,803,000 shares of Common Stock of the Fund at a rate of one share of Common Stock for three Rights held (“Primary Subscription”).  During February 2007, the Fund issued a total of 2,803,000 shares of Common Stock on exercise of such Rights at the subscription price of $9.76 per share, compared to a net asset value per share of $12.30 and a market value per share of $10.79.  A sales load of 3.75% was included in the subscription price.  Offering costs of approximately $600,000 and the sales load were charged directly against the proceeds of the Rights Offering.

5.	Federal Income Taxes

As of October 31, 2007, net unrealized appreciation on investments, for Federal income tax purposes was $89,907,844 of which $91,610,679 related to appreciated securities and $1,702,835 related to depreciated securities.  The aggregate cost of investments, at October 31, 2007 for Federal income tax purposes was $88,653,436.

At October 31, 2007 the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$218,651
Accumulated capital losses	(7,721,705)
Unrealized appreciation on investments	89,889,114
Total accumulated earnings	$82,386,060

During the year ended October 31, 2007, the Fund utilized capital loss carryforwards of $12,691,753.  The Fund has a capital loss carry-forward as of October 31, 2007 of approximately $7,721,705 of which $761,669 expires on October 31, 2008, and $6,960,036 expires on October 31, 2009.

The Fund may make an election under the Internal Revenue Code Section 853 to

See notes to financial statements.

KOREA EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

April 30, 2008

pass through foreign taxes paid by the Fund to share-holders.

6.	Recent Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 re-quires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  The Fund implemented FIN 48 which supplements FASB 109, “Accounting for Income Taxes”.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund’s financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as in-come tax expense in the Statement of Operations.  During the year, the Fund did not incur any interest or penalties.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”).  FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.  The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

See notes to financial statements.

KOREA EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a share of common stock outstanding throughout each period:

	For the Six Months Ended April 30, 2008	For the Year Ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Net asset value, beginning of period	$16.42	$11.28	$8.18	$5.80	$5.38	$4.28
Net investment income (loss)@	0.08	0.02	(0.04)	(0.05)	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(3.53)	5.64	3.14	2.43	0.47	1.12
Total from investment operations	(3.45)	5.66	3.10	2.38	0.42	1.10

Fund Share Transactions
Dilutive effect of Rights Offering**	–	(0.38)	–	–	–	–
Offering costs charged to paid-in capital in excess of par	–	(0.14)	–	–	–	–
Total Fund share transactions	–	(0.52)	–	–	–	–
Net asset value, end of period	$12.97	$16.42	$11.28	$8.18	$5.80	$5.38

Market value, end of period	$11.40	$15.38	$10.40	$7.85	$5.34	$4.65
Total investment return†	(25.9%)	47.9%	32.5%	47.0%	14.8%	24.7%
Ratio to average net assets/supplemental data:
Net Assets, end of period (000)	$145,406	$184,129	$94,852	$68,755	$48,748	$45,204
Operating expenses before waiver of a portion of the management fee	1.28%††	1.36%††	1.92%	2.93%	2.86%	2.46%
Operating expenses after waiver of a portion of the management fee	1.28%††	1.36%††	1.68%	2.76%	2.71%	2.31%
Net investment income (loss)	1.26%	0.20%	(0.40%)	(0.70%)	(0.89%)	(0.49%)
Portfolio turnover	24%	20%	31%	41%	50%	58%

____________
@    Based on average shares outstanding.
†
Based on market value per share, adjusted for reinvestment of income dividends and capital distributions and capital share transactions.  Total return does not reflect sales commissions.  Rates of return for the semi-annual period are not annualized.

††	There was no waiver for the six months ended April 30, 2008 or the year ended October 31, 2007. *Annualized.
**	Decrease is due to the Rights Offering (See Note 4).

See notes to financial statements.

BOARD OF DIRECTORS
William G. Barker, Jr.
Rodney A. Buck
David B. Chemidlin
Shigeru Shinohara
Chor Weng Tan

OFFICERS
Shigeru Shinohara, President
Kenneth L. Munt, Vice President
Hiroyuki Nakano, Vice President
Rita Chopra-Brathwaite, Treasurer
Neil A. Daniele, Secretary and Chief Compliance Officer

MANAGER
Nomura Asset Management U.S.A. Inc.
Two World Financial Center, Building B
New York, New York 10281
Internet Address	KOREA
www.nomura.com

INVESTMENT ADVISER
Nomura Asset Management Co., Ltd.
1-12-1 Nihombashi, Chuo-ku	Equity
Tokyo 103-8260, Japan

INVESTMENT SUB-ADVISERS	Fund, Inc.
Nomura Asset Management Hong Kong Limited
30th Floor, Two International Finance Center
8 Finance Street
Central, Hong Kong

Nomura Asset Management Singapore Limited
6 Battery Road 34-02
Singapore 049909

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street	SEMI-ANNUAL REPORT
Boston, Massachusetts 02109-3661

DIVIDEND PAYING AGENT, TRANSFER AGENT	APRIL 30, 2008
AND REGISTRAR
Computershare Investor Services
P.O. Box 43078
Providence, RI 02940-3078

COUNSEL
Sidley Austin llp
787 Seventh Avenue
New York, New York 10019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
5 Times Square
New York, New York 10036

KOREA EQUITY FUND, INC.
TWO WORLD FINANCIAL CENTER, BUILDING B
NEW YORK, NEW YORK 10281
This Report, including the Financial Statements, is transmitted to the Share-holders of Korea Equity Fund, Inc. for their information.  This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this Report.

The accompanying Financial Statements, including the Schedule of Investments, have not been examined by the Fund’s independent accountants, Ernst & Young, and accordingly, they express no opinion thereon.

ITEM 2.  CODE OF ETHICS

 Not applicable to this semi-annual report

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to this semi-annual report

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to this semi-annual report

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

 Not applicable to this semi-annual report

ITEM 6.  SCHEDULE OF INVESTMENTS

The complete Schedule of investments is included in Item 1 of this N-CSR.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR  CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this semi-annual report.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)	Not applicable to this semi-annual report

(b)	None

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

(a)	Not applicable

(b)	Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable

ITEM 11.  CONTROLS AND PROCEDURES

The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS

(a) (1)	Not applicable.
(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as an exhibit.
(a) (3)	Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Korea Equity Fund, Inc.

By: /s/ Shigeru Shinohara
Shigeru Shinohara
(Principal Executive Officer)

Date:  June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Rita Chopra-Brathwaite
Rita Chopra-Brathwaite, Treasurer
(Principal Financial Officer)

Date:  June 30, 2008

Exhibit (a)(2)

Korea Equity Fund, Inc.

Two World Financial Center, Building B
New York, New York 10281

Telephone
(800) 833-0018

CERTIFICATIONS

I, Rita Chopra-Brathwaite, certify that:

1.	I have reviewed this report on Form N-CSR of Korea Equity Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.
The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a.
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d.
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a.
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b.	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: June 30, 2008	/s/ Rita Chopra-Brathwaite
Rita Chopra-Brathwaite Treasurer

Korea Equity Fund, Inc.

Two World Financial Center, Building B
New York, New York 10281

Telephone
(800) 833-0018

CERTIFICATIONS

I, Shigeru Shinohara certify that:

1.	I have reviewed this report on Form N-CSR of Korea Equity Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.
The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a.
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d.
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a.
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b.	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: June 30 , 2008	/s/ Shigeru Shinohara
Shigeru Shinohara President

Exhibit (b)

Korea Equity Fund, Inc.

Two World Financial Center, Building B
New York, New York 10281

Telephone
(800) 833-0018

Certification Pursuant to Section 906 of the Sarbanes Oxley Act

I, Rita Chopra-Brathwaite, certify that:

1.	The Form N-CSR of the Fund (the "Report") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended; and

2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Fund.

Date: June 30 , 2008	/s/ Rita Chopra-Brathwaite
Rita Chopra-Brathwaite Treasurer

A signed original of this written statement required by Section 906, or other document authenticating, acknowledging, or otherwise adopting the signature that appears in typed form within the electronic version of this written statement required by Section 906, has been provided to Korea Equity Fund, Inc. and will be retained by Korea Equity Fund, Inc. and furnished to the Securities and Exchange Commission or its staff upon request.

Korea Equity Fund, Inc.

Two World Financial Center, Building B

New York, New York 10281

Telephone
(800) 833-0018

Certification Pursuant to Section 906 of the Sarbanes Oxley Act

I, Shigeru Shinohara, certify that:

1.	The Form N-CSR of the Fund (the "Report") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended; and

2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Fund.

Date: June 30 , 2008	/s/ Shigeru Shinohara
Shigeru Shinohara President

A signed original of this written statement required by Section 906, or other document authenticating, acknowledging, or otherwise adopting the signature that appears in typed form within the electronic version of this written statement required by Section 906, has been provided to Korea Equity Fund, Inc. and will be retained by Korea Equity Fund, Inc. and furnished to the Securities and Exchange Commission or its staff upon request.

10